SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 27, 2014 Contract	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014 Week Contract		Dec. 28, 2013 Week		Dec. 29, 2012 Week
PRINCIPLES OF CONSOLIDATION [Abstract]
Requisite ownership to consolidate (in hundredths)	50.00%								50.00%
FISCAL YEAR [Abstract]
Weeks in fiscal year									52		52		52
CASH AND CASH EQUIVALENTS [Abstract]
Cash equivalents liquidity period									3 months
Cash equivalents	$ 0				$ 0				$ 0		$ 0
Amount required to be held for loss funding	400,000				700,000				400,000		700,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				2,060,000				2,550,000	2,060,000		2,550,000		2,053,000
Allowance for possible losses on accounts receivable, Additions Charged to Costs and Expenses									18,871,000		17,114,000		16,687,000
Allowance for possible losses on accounts receivable, Deductions									(18,541,000)	[1]	(17,604,000)	[1]	(16,190,000)	[1]
Allowance for possible losses on accounts receivable, Ending Balance	2,390,000				2,060,000				2,390,000		2,060,000		2,550,000
ACCOUNTS RECEIVABLE AND ALLOWANCES [ABSTRACT]
Accounts receivable retainage	6,000,000				8,300,000				6,000,000		8,300,000
Accounts receivable retainage, collection period									18 months
Concentration of accounts receivable related to largest customer	26,500,000				19,800,000				26,500,000		19,800,000
NOTES RECEIVABLE AND ALLOWANCES [Abstract]
Current portion of notes receivable	5,200,000				800,000				5,200,000		800,000
Notes receivable long term portion	3,000,000				5,100,000				3,000,000		5,100,000
Allowance for Notes Receivable [Roll Forward]
Allowance for possible losses on notes receivable, Beginning Balance				1,025,000				3,226,000	1,025,000		3,226,000		0
Allowance for possible losses on notes receivable, Additions									1,599,000		887,000		3,226,000
Allowance for possible losses on notes receivable, Deductions									(1,798,000)		(3,088,000)		0
Allowance for possible losses on notes receivable, Ending Balance	826,000				1,025,000				826,000		1,025,000		3,226,000
INVENTORIES [Abstract]
Inventory on consignment	12,900,000				11,400,000				12,900,000		11,400,000
INSURANCE RESERVES [Abstract]
Number of insurance contracts with third party by Ardellis	15								15
Reserve associated with contracts to third party by Ardellis	1,800,000				900,000				1,800,000		900,000
REVENUE RECOGNITION [Abstract]
Construction contracts completion term, minimum									6 months
Construction contracts completion term, maximum									18 months
Percentage-of-Completion Account Balances [Abstract]
Costs and Earnings in Excess of Billings	5,244,000				6,903,000				5,244,000		6,903,000
Billings in Excess of Cost and Earnings	4,682,000				2,858,000				4,682,000		2,858,000
Numerator [Abstract]
Net earnings attributable to controlling interest	9,312,000	19,234,000	21,789,000	7,216,000	7,995,000	14,091,000	15,772,000	5,224,000	57,551,000		43,082,000		23,934,000
Adjustment for earnings allocated to non-vested restricted common stock									(718,000)		(412,000)		(210,000)
Net earnings for calculating EPS									$ 56,833,000		$ 42,670,000		$ 23,724,000
Denominator [Abstract]
Weighted average shares outstanding (in shares)									20,081,000		19,952,000		19,800,000
Adjustment for non-vested restricted common stock (in shares)									(250,000)		(191,000)		(173,000)
Shares for calculating basic EPS (in shares)									19,831,000		19,761,000		19,627,000
Effect of dilutive stock options (in shares)									23,000		54,000		6,000
Shares for calculating diluted EPS (in shares)									19,854,000		19,815,000		19,633,000
Net earnings per share [Abstract]
Basic (in dollars per share)	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ 2.87		$ 2.16		$ 1.21
Diluted (in dollars per share)	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 0.40	$ 0.71	$ 0.79	$ 0.26	$ 2.86		$ 2.15		$ 1.21
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares)									0		0		0
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									31 years 6 months
Machinery, Equipment and Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Machinery, Equipment and Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									10 years

[1]	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.